Other intangible assets - Disclosure of detailed information about other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 20,625
Intangible assets other than goodwill at end of period	22,379	€ 20,625
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	42,031	38,196
Additions	4,686	4,720
Divestitures	877	396
Change in scope of consolidation	263	40
Transfer to Assets held for sale	1
Translation differences and other changes	792	(529)
Intangible assets other than goodwill at end of period	46,894	42,031	€ 38,196
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(21,406)	(19,190)
Divestitures	(203)	(52)
Change in scope of consolidation	27	(27)
Translation differences and other changes	(187)	366
Amortization	2,458	2,485
Impairment losses and asset write-offs	694	122
Intangible assets other than goodwill at end of period	(24,515)	(21,406)	(19,190)
Capitalized development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	17,575
Additions	3,922	4,184	3,487
Amortization	2,149	2,193	1,889
Impairment losses and asset write-offs	703	126	78
Intangible assets other than goodwill at end of period	19,667	17,575
Capitalized development expenditures | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	36,786	32,981
Additions	4,150	4,352
Divestitures	150	49
Change in scope of consolidation	230	5
Transfer to Assets held for sale	0
Translation differences and other changes	677	(503)
Intangible assets other than goodwill at end of period	41,693	36,786	32,981
Capitalized development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(19,211)	(17,277)
Divestitures	(156)	(38)
Change in scope of consolidation	30	(5)
Translation differences and other changes	(159)	348
Amortization	2,149	2,193
Impairment losses and asset write-offs	693	122
Intangible assets other than goodwill at end of period	(22,026)	(19,211)	(17,277)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	373
Intangible assets other than goodwill at end of period	371	373
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,007	916
Additions	82	98
Divestitures	20	13
Change in scope of consolidation	(2)	6
Transfer to Assets held for sale	0
Translation differences and other changes	23	0
Intangible assets other than goodwill at end of period	1,090	1,007	916
Patents, concessions and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(634)	(551)
Divestitures	(19)	(11)
Change in scope of consolidation	0	(5)
Translation differences and other changes	(5)	3
Amortization	98	92
Impairment losses and asset write-offs	1	0
Intangible assets other than goodwill at end of period	(719)	(634)	(551)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,677
Intangible assets other than goodwill at end of period	2,341	2,677
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	4,238	4,299
Additions	454	270
Divestitures	707	334
Change in scope of consolidation	35	29
Transfer to Assets held for sale	1
Translation differences and other changes	92	(26)
Intangible assets other than goodwill at end of period	4,111	4,238	4,299
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,561)	(1,362)
Divestitures	(28)	(3)
Change in scope of consolidation	(3)	(17)
Translation differences and other changes	(23)	15
Amortization	211	200
Impairment losses and asset write-offs	0	0
Intangible assets other than goodwill at end of period	€ (1,770)	€ (1,561)	€ (1,362)